Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities
The following table summarizes the components of Other liabilities, current and Other liabilities, non-current (dollars in thousands):

	March 31, 2021	December 31, 2020
Other liabilities, current
Accrued compensation	$2,106	$1,560
Salary continuation payments	1,533	1,215
Restricted stock units	837	913
Deferred payroll tax liability	471	436
Accrued directors fees	33	33
Total	$4,980	$4,157

Other liabilities, non-current
Salary continuation payments	$904	$1,145
Deferred payroll tax liability	471	505
Total	$1,375	$1,650
Salary continuation payments
The Company has entered into separation agreements with former executives that provide for, among other things, continuation of such former executives' salaries and certain benefits for periods of 12-24 months from the date of separation.
Deferred Payroll tax liability
Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the Company has deferred payment of certain employer payroll taxes, with 50% due December 31, 2021 and 50% due December 31, 2022.
Other Liabilities
The following table summarizes the components of Other liabilities, current and Other liabilities, non-current (in thousands):

	December 31, 2020	December 31, 2019
	(as restated)
Other liabilities, current
Accrued compensation, benefits, continuation obligation, and bonus	4,157	2,349
Accrued compensation for phantom shares - Note 15	—	1,590
Total	$4,157	$3,939

Other liabilities, non-current
Compensation and benefits continuation obligation	$1,145	$—
Payroll tax liability	505	—
Total	$1,650	$—

Compensation and benefits continuation obligation
The Company has entered into separation agreements with former executives that provide for, among other things, continuation of such former executives' salaries and certain benefits for periods of 12-24 months from the date of separation.